AB Municipal Income Fund, Inc.

AB National Portfolio

Portfolio of Investments

August 31, 2023 (unaudited)

	Principal Amount (000)		U.S. $ Value

MUNICIPAL OBLIGATIONS – 97.3%
Long-Term Municipal Bonds – 95.3%
Alabama – 3.1%
Black Belt Energy Gas District Series 2018 4.54% (SOFR + 0.90%), 12/01/2048 (Pre-refunded/ETM)(a)	$	2,000	$1,998,480
Black Belt Energy Gas District (Goldman Sachs Group, Inc. (The)) Series 2023-D 5.40% (SOFR + 1.85%), 06/01/2049(a) (b)		5,000	4,985,788
Series 2021 4.00%, 10/01/2052		3,000	2,932,343
County of Jefferson AL Series 2017 5.00%, 09/15/2033		1,000	1,037,564
County of Jefferson AL Sewer Revenue Series 2013-D 6.00%, 10/01/2042		3,000	3,152,714
Energy Southeast A Cooperative District Series 2023-A 5.434% (SOFR + 2.05%), 11/01/2053(a)		2,000	2,000,000
Infirmary Health System Special Care Facilities Financing Authority of Mobile (Infirmary Health System Obligated Group) Series 2016 5.00%, 02/01/2036		2,500	2,543,031
Jefferson County Board of Education/AL Series 2018 5.00%, 02/01/2042		3,010	3,103,384
Lower Alabama Gas District (The) (Goldman Sachs Group, Inc. (The)) Series 2020 4.00%, 12/01/2050		20,000	19,728,954
Southeast Energy Authority A Cooperative District (Morgan Stanley) Series 2021-B 4.00%, 12/01/2051		2,000	1,905,747
Series 2022-A 5.971% (SOFR + 2.42%), 01/01/2053(a)		2,000	2,037,970
Southeast Energy Authority A Cooperative District (Royal Bank of Canada) Series 2023-B 5.00%, 01/01/2054		2,000	2,073,760
Southeast Energy Authority A Cooperative District (Sumitomo Mitsui Financial Group, Inc.) Series 2023-A 5.25%, 01/01/2054		4,000	4,145,602
Sumter County Industrial Development Authority/AL (Enviva, Inc.) Series 2022 6.00%, 07/15/2052		3,650	2,626,107

			54,271,444

	Principal Amount (000)		U.S. $ Value

Alaska – 0.2%
Alaska Housing Finance Corp. Series 2023 4.39%, 07/01/2026 (Pre-refunded/ETM)(c)	$	4,000	$3,971,354

American Samoa – 0.1%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2015-A 6.625%, 09/01/2035		325	337,555
Series 2018 7.125%, 09/01/2038(c)		1,490	1,610,200

			1,947,755

Arizona – 3.8%
Arizona Board of Regents (Arizona State University) Series 2023 5.00%, 07/01/2042		6,520	7,150,490
Arizona Health Facilities Authority (HonorHealth) Series 2014-A 5.00%, 12/01/2033		9,175	9,279,003
5.00%, 12/01/2034		3,440	3,476,122
Arizona Industrial Development Authority (KIPP Nashville Obligated Group) Series 2022-A 5.00%, 07/01/2062		1,575	1,412,167
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2020 7.75%, 07/01/2050(d) (e) (f)		3,725	372,500
Chandler Industrial Development Authority (Intel Corp.) Series 2022 5.00%, 09/01/2052		2,000	2,058,319
City of Glendale AZ (City of Glendale AZ COP) Series 2021 2.222%, 07/01/2030		2,000	1,666,973
2.742%, 07/01/2035		2,000	1,551,950
2.842%, 07/01/2036		2,000	1,535,713
City of Tempe AZ (City of Tempe AZ COP) Series 2021 2.071%, 07/01/2032		1,000	782,891
2.521%, 07/01/2036		2,500	1,855,577
Industrial Development Authority of the County of Pima (The) (La Posada at Park Centre, Inc. Obligated Group) Series 2022 5.125%, 11/15/2029(c)		1,000	982,510
7.00%, 11/15/2057(c)		1,000	997,276

	Principal Amount (000)		U.S. $ Value

Industrial Development Authority of the County of Pima (The) (Edkey, Inc. Obligated Group) Series 2020 5.00%, 07/01/2040(c)	$	1,355	$1,241,462
Maricopa County Industrial Development Authority (Commercial Metals Co.) Series 2022 4.00%, 10/15/2047(c)		1,500	1,248,776
Maricopa County Special Health Care District Series 2018-C 5.00%, 07/01/2034		1,000	1,081,081
5.00%, 07/01/2035		6,000	6,450,845
5.00%, 07/01/2036		7,800	8,334,901
Salt River Project Agricultural Improvement & Power District Series 2023-A 5.00%, 01/01/2050		10,000	10,689,484
Salt Verde Financial Corp. (Citigroup, Inc.) Series 2007 5.25%, 12/01/2023		3,685	3,691,302
Sierra Vista Industrial Development Authority (American Leadership Academy, Inc.) Series 2023 5.75%, 06/15/2058(c)		1,000	959,340
Tempe Industrial Development Authority (Mirabella at ASU, Inc.) Series 2017-A 6.00%, 10/01/2037(c)		1,200	840,776

			67,659,458

Arkansas – 0.1%
Arkansas Development Finance Authority (Hybar LLC) Series 2023 12.00%, 07/01/2048(c)		1,100	1,158,226
Arkansas Development Finance Authority (United States Steel Corp.) Series 2022 5.45%, 09/01/2052		500	485,816

			1,644,042

California – 10.3%
Alameda Corridor Transportation Authority Series 2022-A 0.00%, 10/01/2048(g)		4,000	2,037,932
California Community Choice Financing Authority Series 2023 5.221% (SOFR + 1.67%), 02/01/2054(a)		2,000	1,987,326
California Community Choice Financing Authority (American International Group, Inc.) Series 2023-D 5.50%, 05/01/2054		5,000	5,247,441

	Principal Amount (000)		U.S. $ Value

California Community Choice Financing Authority (Deutsche Bank AG) Series 2023 5.25%, 01/01/2054	$	8,660	$8,976,352
California Community Choice Financing Authority (Morgan Stanley) Series 2023 5.181% (SOFR + 1.63%), 07/01/2053(a)		2,000	1,991,719
California Community Housing Agency (California Community Housing Agency Aster Apartments) Series 2021-A 4.00%, 02/01/2056(c)		2,000	1,628,506
California Community Housing Agency (California Community Housing Agency Brio Apartments & Next on Lex Apartments) Series 2021 4.00%, 02/01/2056(c)		5,000	4,071,264
California Community Housing Agency (California Community Housing Agency Fountains at Emerald Park) Series 2021 3.00%, 08/01/2056(c)		1,000	653,867
4.00%, 08/01/2046(c)		995	793,425
California Community Housing Agency (California Community Housing Agency Summit at Sausalito Apartments) Series 2021 3.00%, 02/01/2057(c)		1,000	654,200
California Community Housing Agency (California Community Housing Agency Twin Creek Apartments) Series 2022-A 4.50%, 08/01/2052(c)		2,000	1,602,008
California County Tobacco Securitization Agency Series 2020-A 4.00%, 06/01/2035		1,300	1,317,579
California Educational Facilities Authority (Chapman University) Series 2015 5.00%, 04/01/2045		4,000	4,034,999
California Infrastructure & Economic Development Bank (DesertXpress Enterprises LLC) Series 2023 3.65%, 01/01/2050(c)		8,500	8,455,412
7.75%, 01/01/2050(c)		1,635	1,632,081
California Municipal Finance Authority (CHF-Riverside II LLC) Series 2019 5.00%, 05/15/2035		1,000	1,040,962
5.00%, 05/15/2036		1,215	1,255,405
5.00%, 05/15/2037		1,000	1,025,617
5.00%, 05/15/2038		2,250	2,293,024
5.00%, 05/15/2041		915	923,665

	Principal Amount (000)		U.S. $ Value

California Municipal Finance Authority (LAX Integrated Express Solutions LLC) Series 2018 5.00%, 12/31/2035	$	4,300	$4,406,253
5.00%, 12/31/2036		3,910	3,982,622
5.00%, 12/31/2043		12,250	12,251,519
5.00%, 12/31/2047		2,075	2,046,914
California Pollution Control Financing Authority (Poseidon Resources Channelside LP) Series 2012 5.00%, 07/01/2037(c)		5,795	5,777,419
California School Finance Authority (Equitas Academy Obligated Group) Series 2018-A 5.00%, 06/01/2041(c)		3,090	2,909,448
California State University Series 2021-B 2.374%, 11/01/2035		2,000	1,497,638
California Statewide Communities Development Authority (Loma Linda University Medical Center) Series 2016-A 5.00%, 12/01/2041(c)		1,400	1,372,283
Series 2018 5.25%, 12/01/2048(c)		785	772,015
Series 2018-A 5.50%, 12/01/2058(c)		1,090	1,090,331
City of Los Angeles CA Wastewater System Revenue Series 2013-A 5.00%, 06/01/2033		9,310	9,316,852
City of Los Angeles Department of Airports Series 2022 3.25%, 05/15/2049		1,000	749,394
5.25%, 05/15/2047		5,000	5,265,781
CMFA Special Finance Agency (CMFA Special Finance Agency Enclave) Series 2022-A 4.00%, 08/01/2058(c)		2,000	1,468,279
CMFA Special Finance Agency (CMFA Special Finance Agency Solana at Grand) Series 2021-A 4.00%, 08/01/2056(c)		1,000	813,151
CMFA Special Finance Agency VIII Elan Huntington Beach Series 2021 3.00%, 08/01/2056(c)		4,000	2,619,250
4.00%, 08/01/2047(c)		970	787,715
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 777 Place-Pomona) Series 2021 3.25%, 05/01/2057(c)		1,000	676,158
4.00%, 05/01/2057(c)		2,000	1,360,237
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Acacia on Santa Rosa Creek) Series 2021 4.00%, 10/01/2056(c)		2,000	1,625,594

	Principal Amount (000)	U.S. $ Value

CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Crescent) Series 2022 4.30%, 07/01/2059(c)	$2,000	$1,592,048
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Millennium South Bay-Hawthorne) Series 2021 3.25%, 07/01/2056(c)	1,000	669,926
4.00%, 07/01/2058(c)	1,000	672,839
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Oceanaire Apartments) Series 2021 4.00%, 09/01/2056(c)	1,000	719,632
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Park Crossing Apartments) Series 2021 3.25%, 12/01/2058(c)	1,500	961,987
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Pasadena Portfolio) Series 2021 3.00%, 12/01/2056(c)	1,480	969,155
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Union South Bay) Series 2021-A2 4.00%, 07/01/2056(c)	3,300	2,357,793
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Vineyard Gardens Apartments) Series 2021 3.25%, 10/01/2058(c)	1,245	802,089
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Waterscape Apartments) Series 2021-A 3.00%, 09/01/2056(c)	2,000	1,288,863
Golden State Tobacco Securitization Corp. Series 2021 3.85%, 06/01/2050	2,255	2,058,365
Series 2021-B Zero Coupon, 06/01/2066	6,000	594,184
Hastings Campus Housing Finance Authority Series 2020-A 5.00%, 07/01/2061(c)	3,100	2,521,290
Manteca Unified School District (Manteca Unified School District CFD No. 89-1) NATL Series 2001 Zero Coupon, 09/01/2031	11,910	8,571,642
Morongo Band of Mission Indians (The) Series 2018-A 5.00%, 10/01/2042(c)	4,500	4,329,101

	Principal Amount (000)	U.S. $ Value

Port of Los Angeles Series 2014-A 5.00%, 08/01/2034	$5,790	$5,848,051
Sacramento County Water Financing Authority (Sacramento County Water Agency) NATL Series 2007-B 4.252% (LIBOR 3 Month + 0.57%), 06/01/2039(a)	8,075	7,056,858
San Francisco Intl Airport Series 2019-A 5.00%, 05/01/2044	17,000	17,459,586
State of California Series 2013 5.00%, 11/01/2029	8,000	8,019,764
Series 2023 6.00%, 03/01/2033	1,000	1,082,244
Tobacco Securitization Authority of Northern California (Sacramento County Tobacco Securitization Corp.) Series 2021 Zero Coupon, 06/01/2060	1,000	143,747
University of California Series 2023-B 5.00%, 05/15/2042	2,000	2,237,767

		182,368,568

Colorado – 1.3%
Centerra Metropolitan District No. 1 Series 2022 6.50%, 12/01/2053	1,000	999,870
City & County of Denver CO Airport System Revenue (Denver Intl Airport) Series 2018-A 5.00%, 12/01/2031	820	866,008
City & County of Denver Co. Airport System Revenue (Denver Intl Airport) Series 2018-A 5.00%, 12/01/2023	5,000	5,012,231
Colorado Health Facilities Authority (CommonSpirit Health) Series 2019-A 5.00%, 08/01/2044	1,675	1,710,050
Colorado Health Facilities Authority (Sanford Obligated Group) Series 2019-A 5.00%, 11/01/2044	1,000	1,009,513
Douglas County Housing Partnership (Bridgewater Castle Rock ALF LLC) Series 2021 5.375%, 01/01/2041(f)	2,500	1,830,378
E-470 Public Highway Authority Series 2021-B 3.901% (SOFR + 0.35%), 09/01/2039(a)	2,000	1,995,241
Johnstown Plaza Metropolitan District Series 2022 4.25%, 12/01/2046	1,176	929,797

	Principal Amount (000)	U.S. $ Value

Park Creek Metropolitan District Series 2015-A 5.00%, 12/01/2034	$1,300	$1,316,299
State of Colorado (State of Colorado COP) Series 2022 6.00%, 12/15/2041	5,000	5,849,450
Sterling Ranch Community Authority Board (Sterling Ranch Metropolitan District No. 3) Series 2022 6.50%, 12/01/2042	1,175	1,197,907

		22,716,744

Connecticut – 1.2%
Connecticut State Health & Educational Facilities Authority (Fairfield University) Series 2022-U 4.00%, 07/01/2052	10,000	8,508,965
Connecticut State Health & Educational Facilities Authority (Yale University) Series 2023-A 2.80%, 07/01/2048	6,175	6,025,320
State of Connecticut Series 2015-B 5.00%, 06/15/2032	2,350	2,413,245
Series 2015-F 5.00%, 11/15/2030	2,000	2,069,977
5.00%, 11/15/2031	2,500	2,582,663

		21,600,170

Delaware – 0.0%
Delaware State Economic Development Authority (Newark Charter School, Inc.) Series 2016 5.00%, 09/01/2046	550	546,061

District of Columbia – 1.3%
Metropolitan Washington Airports Authority Aviation Revenue Series 2020-A 4.00%, 10/01/2036	2,500	2,479,778
4.00%, 10/01/2037	2,000	1,965,413
Series 2021-A 5.00%, 10/01/2046	10,000	10,278,400
Metropolitan Washington Airports Authority Dulles Toll Road Revenue AGM Series 2019 4.00%, 10/01/2053	2,990	2,726,297
AGM Series 2022 4.00%, 10/01/2052	6,975	6,392,578

		23,842,466

Florida – 4.1%
Align Affordable Housing Bond Fund LP (SHI - Lake Worth LLC) Series 2021 3.25%, 12/01/2051(c)	3,000	2,564,527

	Principal Amount (000)	U.S. $ Value

Bexley Community Development District Series 2016 4.70%, 05/01/2036	$1,750	$1,685,606
Brevard County Health Facilities Authority (Health First, Inc. Obligated Group) Series 2014 5.00%, 04/01/2033	1,500	1,508,263
Cape Coral Health Facilities Authority (Gulf Care, Inc. Obligated Group) Series 2015 5.875%, 07/01/2040(c)	1,000	688,162
Capital Trust Agency, Inc. (Educational Growth Fund LLC) Series 2021 Zero Coupon, 07/01/2061(c)	5,000	312,111
5.00%, 07/01/2056(c)	3,000	2,639,794
Capital Trust Agency, Inc. (Team Success A School of Excellence, Inc.) Series 2020 4.25%, 06/01/2030(c)	1,585	1,472,878
City of Tampa FL (State of Florida Cigarette Tax Revenue) Series 2020-A Zero Coupon, 09/01/2038	1,000	468,366
County of Broward FL Airport System Revenue Series 2019-A 5.00%, 10/01/2038	1,340	1,387,083
Series 2019-C 2.384%, 10/01/2026	5,500	5,095,038
County of Miami-Dade FL Aviation Revenue Series 2014-A 5.00%, 10/01/2033	1,700	1,709,760
Series 2015-A 5.00%, 10/01/2038	4,300	4,306,955
Series 2019-A 5.00%, 10/01/2049	2,500	2,538,236
County of Pasco FL (H Lee Moffitt Cancer Center & Research Institute Obligated Group) Series 2023 5.00%, 07/01/2030(b) (c)	10,000	10,539,091
Florida Development Finance Corp. (Assistance Unlimited, Inc.) Series 2022 6.00%, 08/15/2057(c)	1,000	930,516
Florida Development Finance Corp. (Brightline Trains Florida LLC) Series 2020 7.375%, 01/01/2049(c)	1,000	1,000,350
Florida Development Finance Corp. (Mater Academy, Inc.) Series 2020-A 5.00%, 06/15/2050	1,000	955,670
Florida Development Finance Corp. (Seaside School Consortium, Inc.) Series 2022 6.00%, 06/15/2057	1,000	1,009,368

	Principal Amount (000)	U.S. $ Value

Florida Higher Educational Facilities Financial Authority (Nova Southeastern University, Inc.) Series 2016 5.00%, 04/01/2032	$1,125	$1,155,772
Greater Orlando Aviation Authority Series 2017-A 5.00%, 10/01/2031	1,200	1,253,633
Halifax Hospital Medical Center (Halifax Hospital Medical Center Obligated Group) Series 2016 5.00%, 06/01/2036	2,190	2,220,271
Marshall Creek Community Development District Series 2016 6.32%, 05/01/2045	115	111,834
Marshall Creek Community Development District (Marshall Creek Community Development District 2002A) Series 2017 5.00%, 05/01/2032	1,315	1,293,919
Miami-Dade County Expressway Authority Series 2014-B 5.00%, 07/01/2031	3,750	3,792,376
North Broward Hospital District Series 2017-B 5.00%, 01/01/2035	5,230	5,407,936
Orange County Health Facilities Authority (Presbyterian Retirement Communities, Inc. Obligated Group) Series 2023 4.00%, 08/01/2042	1,000	862,058
Orange County School Board (Orange County School Board COP) Series 2016-C 5.00%, 08/01/2034	5,000	5,251,636
Palm Beach County Health Facilities Authority (ACTS Retirement-Life Communities, Inc. Obligated Group) Series 2020-B 4.00%, 11/15/2041	250	207,461
Polk County Industrial Development Authority (Mineral Development LLC) Series 2020 5.875%, 01/01/2033(c)	1,000	997,421
Sarasota County Health Facilities Authority (Village On the Isle) Series 2017-A 5.00%, 01/01/2042	1,100	991,074
South Florida Water Management District (South Florida Water Management District COP) Series 2016 5.00%, 10/01/2033	5,000	5,187,688
St. Johns County Industrial Development Authority (Presbyterian Retirement Communities, Inc. Obligated Group) Series 2020 4.00%, 08/01/2055	1,000	786,745

	Principal Amount (000)	U.S. $ Value

Tampa-Hillsborough County Expressway Authority Series 2017-C 5.00%, 07/01/2048	$2,640	$2,704,980
Village Community Development District No. 15 Series 2023 5.25%, 05/01/2054(c)	250	250,763

		73,287,341

Georgia – 3.3%
City of Atlanta GA Department of Aviation
Series 2022-B 5.00%, 07/01/2047	15,000	15,422,218
DeKalb County Housing Authority (HADC Avenues LLC) Series 2023 6.17%, 06/01/2053(c)	2,155	2,103,172
7.00%, 06/01/2041(c)	500	490,975
Development Authority of Appling County (Oglethorpe Power Corp.) Series 2020 1.50%, 01/01/2038	2,300	2,183,816
Development Authority of Burke County (The) (Georgia Power Co.) Series 2023 3.875%, 10/01/2032	3,245	3,212,347
Development Authority of Burke County (The) (Oglethorpe Power Corp.) Series 2020 1.50%, 01/01/2040	7,350	6,978,716
Development Authority of Monroe County (The) (Georgia Power Co.) Series 2023 3.875%, 10/01/2048	3,750	3,712,265
Main Street Natural Gas, Inc. (Citadel LP) Series 2022-C 4.00%, 08/01/2052(c)	3,650	3,492,246
Main Street Natural Gas, Inc. (Royal Bank of Canada) Series 2023-C 5.00%, 09/01/2053	5,000	5,190,430
Municipal Electric Authority of Georgia Series 2019 5.00%, 01/01/2037	150	154,094
5.00%, 01/01/2039	205	209,916
5.00%, 01/01/2048	375	375,932
5.00%, 01/01/2056	1,350	1,363,702
5.00%, 01/01/2059	390	389,305
Series 2022 5.50%, 07/01/2063	2,000	2,068,983
Private Colleges & Universities Authority (Emory University) Series 2023 5.00%, 09/01/2033(c)	10,000	11,220,477

		58,568,594

	Principal Amount (000)	U.S. $ Value

Guam – 0.4%
Territory of Guam Series 2019 5.00%, 11/15/2031	$260	$264,535
Territory of Guam (Guam Section 30 Income Tax) Series 2016-A 5.00%, 12/01/2029	1,840	1,880,707
5.00%, 12/01/2030	565	576,904
5.00%, 12/01/2032	790	807,378
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2015-D 5.00%, 11/15/2032	2,000	2,014,176
5.00%, 11/15/2033	410	412,695
5.00%, 11/15/2035	1,365	1,367,547

		7,323,942

Hawaii – 0.9%
State of Hawaii Series 2016-F 4.00%, 10/01/2031	3,000	3,038,320
4.00%, 10/01/2033	5,000	5,052,729
State of Hawaii Airports System Revenue Series 2022-A 5.00%, 07/01/2051	7,855	8,037,025

		16,128,074

Illinois – 7.0%
Chicago Board of Education Series 2012-B 5.00%, 12/01/2033	1,605	1,598,520
Series 2017-D 5.00%, 12/01/2031	1,800	1,841,908
Series 2017-G 5.00%, 12/01/2034	2,350	2,392,775
Series 2019-B 5.00%, 12/01/2030	235	244,136
5.00%, 12/01/2031	345	357,647
5.00%, 12/01/2032	155	160,541
5.00%, 12/01/2033	150	154,839
Series 2022-B 4.00%, 12/01/2041	2,600	2,297,866
Chicago O’Hare International Airport Series 2022 4.625%, 01/01/2053	4,000	3,889,973
5.50%, 01/01/2055	10,900	11,447,856
Chicago Transit Authority Capital Grant Receipts Revenue (City of Chicago IL Fed Hwy Grant) Series 2021 5.00%, 06/01/2027	2,400	2,515,497
5.00%, 06/01/2028	2,500	2,653,417
5.00%, 06/01/2029	1,000	1,071,674
Illinois Finance Authority (Park Place of Elmhurst Obligated Group) Series 2021 5.125%, 05/15/2060	3,010	1,654,020

	Principal Amount (000)	U.S. $ Value

Illinois Housing Development Authority Series 2022 5.67%, 12/01/2025(c)	$1,500	$1,499,526
7.17%, 11/01/2038	150	150,781
Illinois State Toll Highway Authority Series 2017-A 5.00%, 01/01/2042	15,000	15,561,636
Series 2021-A 5.00%, 01/01/2041	4,000	4,287,005
5.00%, 01/01/2043	15,000	15,962,693
Kane Cook & DuPage Counties School District No. U-46 Elgin Series 2015-D 5.00%, 01/01/2034	2,120	2,124,362
5.00%, 01/01/2034 (Pre-refunded/ETM)	280	281,388
Series 2015-D 5.00%, 01/01/2035 (Pre-refunded/ETM)	1,850	1,859,171
Metropolitan Pier & Exposition Authority Series 2020 5.00%, 06/15/2050	6,000	6,015,061
Series 2022 4.00%, 12/15/2042	1,000	917,794
State of Illinois Series 2014 5.00%, 04/01/2030	2,680	2,690,548
Series 2017-D 5.00%, 11/01/2026	1,000	1,039,202
5.00%, 11/01/2028	8,700	9,142,535
Series 2018-A 5.00%, 10/01/2027	2,000	2,102,536
Series 2018-B 5.00%, 10/01/2026	10,000	10,381,398
Series 2019-B 4.00%, 11/01/2036	7,030	6,875,030
Series 2023-B 5.00%, 05/01/2033	6,000	6,564,128
Series 2023-C 5.00%, 05/01/2024	1,000	1,007,832
Village of Pingree Grove IL Special Service Area No. 7 Series 2015 4.50%, 03/01/2025	263	261,654
5.00%, 03/01/2036	2,317	2,205,272
Series 2015-B 6.00%, 03/01/2036	645	645,356

		123,855,577

Indiana – 0.8%
City of Fort Wayne IN 10.75%, 12/01/2029(d) (e)	105	11
City of Whiting IN (BP Products North America, Inc.) Series 2023 4.40%, 11/01/2045	4,000	4,042,833
Indiana Finance Authority (Brightmark Plastics Renewal Indiana LLC) Series 2019 7.00%, 03/01/2039(c)	3,600	2,678,836

	Principal Amount (000)	U.S. $ Value

Indiana Finance Authority (CWA Authority, Inc.) Series 2024 5.00%, 10/01/2035(b)	$2,125	$2,304,292
Indiana Finance Authority (Good Samaritan Hospital Obligated Group) Series 2022 5.00%, 04/01/2029	1,080	1,091,120
Indiana Finance Authority (Ohio Valley Electric Corp.) Series 2020 3.00%, 11/01/2030	1,085	999,797
Series 2020-A 3.00%, 11/01/2030	1,295	1,193,306
Series 2021-B 2.50%, 11/01/2030	525	464,754
Indiana Housing & Community Development Authority (Vita of Marion LLC) Series 2021-B 4.00%, 04/01/2024	900	885,756

		13,660,705

Iowa – 0.6%
Iowa Finance Authority Series 2022-E 4.51% (SOFR + 0.80%), 01/01/2052(a)	5,000	4,947,979
Iowa Finance Authority (Wesley Retirement Services, Inc. Obligated Group) Series 2021 4.00%, 12/01/2031	510	454,828
4.00%, 12/01/2041	820	639,592
4.00%, 12/01/2046	550	404,735
4.00%, 12/01/2051	985	697,732
Iowa Tobacco Settlement Authority Series 2021-B 4.00%, 06/01/2049	4,065	3,956,355

		11,101,221

Kansas – 0.2%
City of Overland Park KS Sales Tax Revenue Series 2022 6.00%, 11/15/2034(c)	155	158,339
6.50%, 11/15/2042(c)	1,185	1,201,816
Kansas Development Finance Authority (State of Kansas Department of Administration Lease) Series 2021-K 1.369%, 05/01/2027	2,405	2,102,046

		3,462,201

Kentucky – 0.8%
City of Henderson KY (Pratt Paper LLC) Series 2022 3.70%, 01/01/2032(c)	1,025	991,372

	Principal Amount (000)	U.S. $ Value

County of Trimble KY (Louisville Gas and Electric Co.) Series 2020 1.30%, 09/01/2044	$1,500	$1,292,528
Kentucky Economic Development Finance Authority (Louisville Arena Authority, Inc.) AGM Series 2017-A 5.00%, 12/01/2047	1,250	1,243,435
Kentucky Economic Development Finance Authority (Owensboro Health, Inc. Obligated Group) Series 2015 5.25%, 06/01/2050	3,015	3,017,640
Kentucky Public Energy Authority (BP PLC) Series 2020-A 4.00%, 12/01/2050	3,000	2,973,644
Louisville/Jefferson County Metropolitan Government (Norton Healthcare Obligated Group) Series 2016 5.00%, 10/01/2030	2,330	2,401,533
5.00%, 10/01/2033	2,670	2,749,110

		14,669,262

Louisiana – 1.9%
Louisiana Local Government Environmental Facilities & Community Development Auth (American BioCarbon CT LLC) Series 2023 4.00%, 12/01/2046	12,000	11,977,227
Louisiana Local Government Environmental Facilities & Community Development Auth (Louisiana Utilities Restoration Corp. ELL System Restoration Revenue) Series 2023 5.048%, 12/01/2034	2,180	2,195,869
Louisiana Local Government Environmental Facilities & Community Development Auth (Woman’s Hospital Foundation) Series 2017 5.00%, 10/01/2033	3,790	3,928,839
5.00%, 10/01/2044	3,500	3,520,907
Louisiana Public Facilities Authority Series 2016 5.00%, 05/15/2034 (Pre-refunded/ETM)	20	20,837
Louisiana Public Facilities Authority (Ochsner Clinic Foundation Obligated Group) Series 2016 5.00%, 05/15/2034	1,730	1,776,729
Parish of St. James LA (NuStar Logistics LP) Series 2020-2 6.35%, 07/01/2040(c)	555	602,319
Parish of St. John the Baptist LA (Marathon Oil Corp.) Series 2019 2.10%, 06/01/2037	600	589,290
2.20%, 06/01/2037	365	343,618

	Principal Amount (000)	U.S. $ Value

State of Louisiana Gasoline & Fuels Tax Revenue Series 2017-C 5.00%, 05/01/2035	$4,500	$4,764,967
5.00%, 05/01/2036	4,620	4,865,932

		34,586,534

Maryland – 1.5%
Maryland Economic Development Corp. (Ports America Chesapeake LLC) Series 2017-A 5.00%, 06/01/2035	1,035	1,070,612
Maryland Economic Development Corp. (Purple Line Transit Partners LLC) Series 2022 5.25%, 06/30/2047	5,000	5,046,275
5.25%, 06/30/2052	1,000	1,002,892
Maryland Health & Higher Educational Facilities Authority (TidalHealth Obligated Group) Series 2020 4.00%, 07/01/2036	305	296,919
4.00%, 07/01/2037	360	338,592
5.00%, 07/01/2046	2,960	2,973,636
Maryland Stadium Authority (Baltimore City Public School Construction Financing Fund) Series 2020 5.00%, 05/01/2050	3,000	3,206,326
Maryland State Transportation Authority Series 2021-A 5.00%, 07/01/2046	5,095	5,418,920
State of Maryland Series 2017-B 5.00%, 08/01/2025	5,000	5,171,950
State of Maryland Department of Transportation (Baltimore/Washington International Thurgood Marshall Airport) Series 2021 5.00%, 08/01/2035	1,000	1,069,675
5.00%, 08/01/2036	1,000	1,059,739

		26,655,536

Massachusetts – 2.4%
Commonwealth of Massachusetts Series 2014-C 5.00%, 08/01/2024	7,000	7,106,088
Commonwealth of Massachusetts Transportation Fund Revenue Series 2022 5.00%, 06/01/2050	5,420	5,736,081
Massachusetts Bay Transportation Authority Sales Tax Revenue Series 2023-A 5.25%, 07/01/2053	4,840	5,277,690

	Principal Amount (000)	U.S. $ Value

Massachusetts Development Finance Agency (Emerson College) Series 2018 5.00%, 01/01/2048	$1,180	$1,127,206
Massachusetts Development Finance Agency (Mass General Brigham, Inc.) Series 2016Q 5.00%, 07/01/2041	10,000	10,216,032
Massachusetts Development Finance Agency (Tufts Medicine Obligated Group) Series 2019-A 4.00%, 07/01/2044	4,005	3,351,700
5.00%, 07/01/2044	2,000	1,941,225
Massachusetts Development Finance Agency (UMass Memorial Health Care Obligated Group) Series 2016 5.00%, 07/01/2036	2,385	2,426,567
Series 2017-L 5.00%, 07/01/2044	5,000	4,978,632

		42,161,221

Michigan – 2.0%
City of Detroit MI Series 2014-B 4.00%, 04/01/2044(g)	2,000	1,491,140
Series 2018 5.00%, 04/01/2036	835	852,424
Series 2021-A 5.00%, 04/01/2031	1,210	1,261,917
Series 2021-B 2.189%, 04/01/2024	400	388,014
2.511%, 04/01/2025	1,030	955,984
3.644%, 04/01/2034	275	208,891
Series 2023-A 6.00%, 05/01/2039	2,000	2,206,343
City of Detroit MI Sewage Disposal System Revenue (Great Lakes Water Authority Sewage Disposal System Revenue) AGM Series 2006-D 4.291% (LIBOR 3 Month + 0.60%), 07/01/2032(a)	5,000	4,706,374
Kalamazoo Economic Development Corp. (Heritage Community of Kalamazoo Obligated Group) Series 2020 5.00%, 05/15/2055	2,000	1,576,874
Michigan Finance Authority (Great Lakes Water Authority Water Supply System Revenue) Series 2014-4 5.00%, 07/01/2034	11,225	11,330,009
Michigan Finance Authority (Michigan Finance Authority School Loan Revolving Fund) Series 2019 2.366%, 09/01/2049	5,000	5,000,000

	Principal Amount (000)	U.S. $ Value

Michigan Finance Authority (Michigan Finance Authority Tobacco Settlement Revenue) Series 2020-A 3.267%, 06/01/2039	$2,000	$1,761,100
Series 2020-B Zero Coupon, 06/01/2065	1,250	115,415
Michigan Finance Authority (Public Lighting Authority) Series 2014-B 5.00%, 07/01/2033	2,485	2,494,612
Plymouth Educational Center Charter School Series 2005 5.375%, 11/01/2030(h)	2,000	1,220,000

		35,569,097

Minnesota – 0.4%
Dakota County Community Development Agency (Rosemont AH I LLLP) Series 2023 5.30%, 07/01/2028(c)	520	517,658
5.66%, 07/01/2041(c)	1,415	1,382,298
Minneapolis-St Paul Metropolitan Airports Commission Series 2022-B 5.00%, 01/01/2047	4,500	4,602,010
Minnesota Higher Education Facilities Authority (St. Olaf College) Series 2015-8 5.00%, 12/01/2030	1,000	1,028,225

		7,530,191

Mississippi – 0.1%
Mississippi Business Finance Corp. (Alden Group Renewable Energy Mississippi LLC) Series 2022 8.00%, 12/01/2029(f)	1,250	1,208,985
Mississippi Business Finance Corp. (Enviva, Inc.) Series 2022 7.75%, 07/15/2047	225	176,827

		1,385,812

Missouri – 0.7%
Health & Educational Facilities Authority of the State of Missouri (Lutheran Senior Services Obligated Group) Series 2019 4.00%, 02/01/2042	2,900	2,412,141
4.00%, 02/01/2048	2,965	2,311,434
5.00%, 02/01/2042	2,695	2,567,083
5.00%, 02/01/2048	400	366,764
Howard Bend Levee District XLCA Series 2005 5.75%, 03/01/2025	190	191,930
5.75%, 03/01/2027	175	177,891

	Principal Amount (000)	U.S. $ Value

Joplin Industrial Development Authority (Freeman Health System Obligated Group) Series 2015 5.00%, 02/15/2035	$1,485	$1,488,355
Kansas City Industrial Development Authority Series 2019 5.00%, 07/01/2040(c)	445	379,721
Kansas City Industrial Development Authority (Kansas City United Methodist Retirement Home Obligated Group) Series 2021-C 7.50%, 11/15/2046	288	218,475
Kansas City Industrial Development Authority (Kingswood Senior Living Community) Series 2021 2.00%, 11/15/2046	522	24,435
5.00%, 11/15/2046	1,169	844,730
Series 2021-A 10.00%, 11/15/2037	360	310,271
Lee’s Summit Industrial Development Authority (John Knox Village Obligated Group) Series 2021-A 5.00%, 08/15/2056	2,700	2,005,700

		13,298,930

Nebraska – 0.3%
Central Plains Energy Project (Goldman Sachs Group, Inc. (The)) Series 2017-A 5.00%, 09/01/2028	2,620	2,697,837
Omaha Public Power District Series 2014-A 5.00%, 02/01/2032	2,775	2,790,871

		5,488,708

Nevada – 1.5%
City of Carson City NV (Carson Tahoe Regional Healthcare) Series 2017 5.00%, 09/01/2042	1,965	1,964,912
City of Reno NV (County of Washoe NV Sales Tax Revenue) Series 2018-C Zero Coupon, 07/01/2058(c)	2,000	244,990
Clark County School District AGM Series 2019-B 3.00%, 06/15/2036	6,725	5,896,516
3.00%, 06/15/2037	4,305	3,672,364
Clark County Water Reclamation District Series 2023 5.00%, 07/01/2049	10,000	10,632,241
State of Nevada Department of Business & Industry (DesertXpress Enterprises LLC) Series 2023 3.70%, 01/01/2050(c)	3,000	2,984,852
8.125%, 01/01/2050(b) (c)	2,135	2,135,393

		27,531,268

	Principal Amount (000)	U.S. $ Value

New Hampshire – 0.0%
New Hampshire Business Finance Authority Series 2022-2 0.35%, 09/20/2036	$6,200	$140,700

New Jersey – 4.4%
Essex County Improvement Authority (Friends of TEAM Academy Charter School Obligated Group) Series 2021 4.00%, 06/15/2051	1,700	1,415,914
Morris-Union Jointure Commission (Morris-Union Jointure Commission COP) AGM Series 2013 5.00%, 08/01/2025	2,055	2,057,268
New Jersey Economic Development Authority (Middlesex Water Co.) Series 2019 4.00%, 08/01/2059	1,275	1,087,319
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease) Series 2017-D 5.00%, 06/15/2034 (Pre-refunded/ETM)	2,000	2,143,183
5.00%, 06/15/2035 (Pre-refunded/ETM)	1,560	1,671,683
New Jersey Economic Development Authority (New Jersey-American Water Co., Inc.) Series 2023 3.75%, 11/01/2034	2,000	1,971,122
New Jersey Economic Development Authority (Port Newark Container Terminal LLC) Series 2017 5.00%, 10/01/2037	3,320	3,393,419
New Jersey Economic Development Authority (State of New Jersey) Series 2024-S 5.00%, 06/15/2034(b)	3,250	3,525,927
New Jersey Educational Facilities Authority (Ramapo College of New Jersey) AGM Series 2022-A 4.00%, 07/01/2042	725	683,635
4.00%, 07/01/2047	285	264,900
New Jersey Health Care Facilities Financing Authority (New Jersey Health Care Facilities Financing Authority State Lease) Series 2017 5.00%, 10/01/2034	5,000	5,269,850
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 06/15/2027	5,000	5,201,510
5.00%, 06/15/2029	2,175	2,266,218

	Principal Amount (000)	U.S. $ Value

New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) Series 2018-A 5.00%, 12/15/2033	$1,640	$1,751,837
5.00%, 12/15/2035	1,000	1,059,152
Series 2022 4.00%, 06/15/2050	7,585	6,974,511
New Jersey Turnpike Authority Series 2014-A 5.00%, 01/01/2033	4,750	4,798,382
Series 2015-E 5.00%, 01/01/2033	11,000	11,205,500
Series 2017-A 5.00%, 01/01/2034	5,000	5,253,852
Tobacco Settlement Financing Corp./NJ Series 2018-B 5.00%, 06/01/2046	11,355	11,157,303
Union County Utilities Authority (County of Union NJ Lease) Series 2011-A 5.25%, 12/01/2031	4,215	4,219,307

		77,371,792

New York – 10.4%
Build NYC Resource Corp. (Albert Einstein College of Medicine, Inc.) Series 2016 5.50%, 09/01/2045(c)	6,860	6,675,760
City of New York NY Series 2021 1.396%, 08/01/2027	5,205	4,546,587
Long Island Power Authority Series 2015-A 4.14%, 05/01/2033 (Pre-refunded/ETM)	2,000	2,000,000
Series 2023-E 5.00%, 09/01/2053	5,000	5,315,022
Metropolitan Transportation Authority Series 2013-E 5.00%, 11/15/2032	5,000	5,005,824
Series 2016-A 4.00%, 11/15/2025	1,000	1,005,549
Series 2016-D 5.00%, 11/15/2027	1,000	1,034,553
5.00%, 11/15/2031	5,000	5,151,519
Series 2017-B 5.00%, 11/15/2024	1,755	1,781,307
Series 2017-C 5.00%, 11/15/2023	1,540	1,544,000
5.00%, 11/15/2024	1,045	1,060,664
5.00%, 11/15/2026	2,610	2,710,356
5.00%, 11/15/2028	1,000	1,056,110
5.00%, 11/15/2033	5,500	5,789,351
Series 2018-B 5.00%, 11/15/2026	1,000	1,038,451
Series 2020-C 4.75%, 11/15/2045	1,000	997,349
Series 2020-D 5.00%, 11/15/2043	1,000	1,021,537

	Principal Amount (000)	U.S. $ Value

Series 2020-E 4.00%, 11/15/2026	$1,000	$1,007,998
5.00%, 11/15/2027	1,000	1,050,477
5.00%, 11/15/2030	1,500	1,613,023
Series 2021-A 4.00%, 11/15/2050	2,000	1,779,669
Series 2021-D 3.881% (SOFR + 0.33%), 11/01/2035(a)	2,515	2,508,650
New York City Municipal Water Finance Authority Series 2014-D 5.00%, 06/15/2035	4,000	4,039,356
New York City Transitional Finance Authority Building Aid Revenue (New York City Transitional Finance Authority Building Aid Revenue State Lease) Series 2018-S 5.00%, 07/15/2036	14,800	15,790,195
New York City Transitional Finance Authority Future Tax Secured Revenue Series 2014-B1 5.00%, 08/01/2032	4,000	4,047,030
Series 2014-D1 5.00%, 02/01/2034	5,000	5,023,350
Series 2016-B 5.00%, 08/01/2032	10,000	10,462,932
Series 2017-E1 5.00%, 02/01/2036	2,500	2,598,507
New York Liberty Development Corp. (3 World Trade Center LLC) Series 2014 5.375%, 11/15/2040(c)	300	296,824
7.25%, 11/15/2044(c)	355	358,084
New York State Dormitory Authority (State of New York Pers Income Tax) Series 2015-E 5.00%, 03/15/2034	10,000	10,274,646
5.25%, 03/15/2033	2,000	2,067,001
New York State Environmental Facilities Corp. (New York City Municipal Water Finance Authority) Series 2020 2.75%, 09/01/2050	2,000	1,926,682
New York State Thruway Authority (New York State Thruway Authority Gen Toll Road) Series 2016-A 5.00%, 01/01/2034	2,070	2,141,372
Series 2019-B 4.00%, 01/01/2050	4,635	4,238,095
Series 2021-O 4.00%, 01/01/2043	1,000	961,043
New York State Thruway Authority (State of New York Pers Income Tax) Series 2021-A 4.00%, 03/15/2041	7,480	7,201,063
New York State Urban Development Corp. (State of New York Pers Income Tax) Series 2013-A 5.00%, 03/15/2043	5,000	5,003,248

	Principal Amount (000)	U.S. $ Value

New York Transportation Development Corp. (Delta Air Lines, Inc.) Series 2018 4.00%, 01/01/2036	$3,525	$3,370,480
Series 2020 4.00%, 10/01/2030	6,500	6,401,385
New York Transportation Development Corp. (JFK International Air Terminal LLC) Series 2022 5.00%, 12/01/2039	2,000	2,062,566
Niagara Area Development Corp. (Covanta Holding Corp.) Series 2018-A 4.75%, 11/01/2042(c)	3,235	2,817,931
Oneida County Local Development Corp. (Hamilton College) Series 2021 5.00%, 07/01/2051	3,200	3,497,725
Port Authority of New York & New Jersey Series 2014 5.00%, 09/01/2030	10,000	10,070,843
5.00%, 09/01/2031	3,750	3,775,844
Triborough Bridge & Tunnel Authority Series 2020-A 5.00%, 11/15/2054	2,000	2,085,673
Triborough Bridge & Tunnel Authority (Metropolitan Transportation Authority Payroll Mobility Tax Revenue) Series 2021-A 2.591%, 05/15/2036	2,000	1,523,676
2.917%, 05/15/2040	2,000	1,456,521
Series 2022-C 5.00%, 05/15/2047	5,000	5,304,547
5.25%, 05/15/2052	5,000	5,387,254
Series 2022-E 4.601% (SOFR + 1.05%), 04/01/2026(a)	4,000	4,027,785

		183,905,414

North Carolina – 0.5%
Fayetteville State University Series 2023 4.00%, 04/01/2024(c)	140	140,224
4.00%, 04/01/2025(c)	335	333,445
5.00%, 04/01/2026(c)	375	385,979
State of North Carolina Series 2020-A 5.00%, 06/01/2025	2,500	2,575,526
State of North Carolina (State of North Carolina Fed Hwy Grant) Series 2015 5.00%, 03/01/2030	5,000	5,083,459

		8,518,633

Ohio – 3.2%
Buckeye Tobacco Settlement Financing Authority Series 2020-B 5.00%, 06/01/2055	6,925	6,330,090

	Principal Amount (000)	U.S. $ Value

County of Cuyahoga OH (MetroHealth System (The)) Series 2017 5.00%, 02/15/2042	$8,000	$8,007,294
County of Hamilton OH (UC Health Obligated Group) Series 2020 5.00%, 09/15/2050	3,045	2,863,942
County of Washington OH (Marietta Area Health Care, Inc. Obligated Group) Series 2022 6.625%, 12/01/2042	2,000	1,998,672
6.75%, 12/01/2052	1,000	1,002,066
Ohio Air Quality Development Authority (American Electric Power Co., Inc.) Series 2019 2.10%, 10/01/2028	3,925	3,804,982
Ohio Higher Educational Facility Commission (Oberlin College) Series 2023 5.00%, 10/01/2031	4,785	5,402,758
5.00%, 10/01/2033	5,275	6,085,699
Ohio Higher Educational Facility Commission (University of Dayton) Series 2022 5.00%, 02/01/2040	7,195	7,651,257
5.00%, 02/01/2052	4,000	4,141,196
University of Toledo Series 2023-B 4.61% (SOFR + 0.90%), 06/01/2036(a) (f)	10,000	9,949,450

		57,237,406

Oklahoma – 0.4%
Oklahoma Development Finance Authority Series 2022 4.714%, 05/01/2052	5,000	4,800,222
Oklahoma Development Finance Authority (OU Medicine Obligated Group) Series 2022-A 5.50%, 08/15/2044	2,360	2,198,248

		6,998,470

Oregon – 0.3%
Medford Hospital Facilities Authority (Asante Health System Obligated Group) Series 2020-A 4.00%, 08/15/2050	5,000	4,488,639
Multnomah County School District No. 40 Series 2023-A Zero Coupon, 06/15/2043	1,000	376,666

	Principal Amount (000)	U.S. $ Value

Umatilla County School District No. 6R Umatilla Series 2023-B Zero Coupon, 06/15/2053	$2,000	$441,223

		5,306,528

Other – 0.3%
ARC70 II TRUST Series 2023 4.84%, 04/01/2065(f)	5,000	4,867,190

Pennsylvania – 4.7%
Berks County Industrial Development Authority (Tower Health Obligated Group) Series 2017 5.00%, 11/01/2047	600	372,723
Berks County Municipal Authority (The) (Tower Health Obligated Group) Series 2020-B 5.00%, 02/01/2040	2,000	1,434,497
Bucks County Industrial Development Authority (Grand View Hospital/Sellersville PA Obligated Group) Series 2021 5.00%, 07/01/2027	1,000	990,286
Chambersburg Area Municipal Authority (Wilson College) Series 2018 5.75%, 10/01/2038	2,350	2,234,027
5.75%, 10/01/2043	5,000	4,624,688
Chester County Industrial Development Authority (Collegium Charter School) Series 2022 5.00%, 10/15/2032(c)	1,000	994,168
Cumberland County Municipal Authority (Penn State Health Obligated Group) Series 2019 4.00%, 11/01/2036	285	271,881
Geisinger Authority (Geisinger Health System Obligated Group) Series 2020 4.00%, 04/01/2039	3,820	3,649,392
4.00%, 04/01/2050	5,000	4,489,052
5.00%, 04/01/2043	6,250	6,673,430
Montgomery County Higher Education and Health Authority (Thomas Jefferson University Obligated Group) Series 2022 5.00%, 05/01/2052	2,000	2,021,776
Montgomery County Industrial Development Authority/PA (ACTS Retirement-Life Communities, Inc. Obligated Group) Series 2020 5.00%, 11/15/2045	440	411,962
Moon Industrial Development Authority (Baptist Homes Society Obligated Group) Series 2015 6.125%, 07/01/2050	1,000	715,124
Moon Industrial Development Authority (Baptist Homes Society) Series 2015 6.00%, 07/01/2045	5,375	3,892,729

	Principal Amount (000)	U.S. $ Value

Pennsylvania Economic Development Financing Authority (Commonwealth of Pennsylvania Department of Transportation) Series 2022 6.00%, 06/30/2061	$10,000	$10,837,853
Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP) Series 2015 5.00%, 06/30/2042	1,000	990,317
Pennsylvania Economic Development Financing Authority (UPMC Obligated Group) Series 2022-C 4.76% (MUNIPSA + 0.70%), 11/15/2047(a)	5,000	4,971,564
Pennsylvania Turnpike Commission Series 2019-A 5.00%, 12/01/2038	2,655	2,770,506
Series 2022-A 5.00%, 12/01/2036	1,000	1,099,594
Series 2023 5.32% (MUNIPSA + 0.85%), 07/15/2041(a) (b)	10,000	9,999,997
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue Series 2018-B 5.00%, 12/01/2038	1,500	1,567,367
5.00%, 12/01/2039	3,000	3,128,167
Philadelphia Authority for Industrial Development (Greater Philadelphia Health Action, Inc.) Series 2015-A 6.375%, 06/01/2040	3,100	3,041,854
Philadelphia Gas Works Co. Series 2017 5.00%, 08/01/2042	2,000	2,037,882
Pittsburgh Water & Sewer Authority AGM Series 2023-C 4.51% (SOFR + 0.80%), 09/01/2040(a) (c)	10,000	9,968,913

		83,189,749

Puerto Rico – 1.6%
Children’s Trust Fund Series 2008-A Zero Coupon, 05/15/2057	30,000	2,079,741
Commonwealth of Puerto Rico Series 2021-A Zero Coupon, 07/01/2024	3	2,962
Zero Coupon, 07/01/2033	564	343,023
4.00%, 07/01/2033	484	451,991
4.00%, 07/01/2035	17	15,533
4.00%, 07/01/2037	15	13,046
4.00%, 07/01/2041	20	17,039

	Principal Amount (000)	U.S. $ Value

4.00%, 07/01/2046	$21	$17,050
5.375%, 07/01/2025	621	632,484
5.625%, 07/01/2027	861	896,861
5.625%, 07/01/2029	425	448,999
5.75%, 07/01/2031	170	183,394
Series 2022-A Zero Coupon, 11/01/2051	3,875	2,000,469
Zero Coupon, 11/01/2051	2,258	937,035
Series 2022-C 0.00%, 11/01/2043	7,302	3,760,313
HTA TRRB Custodial Trust Series 2022 5.25%, 07/01/2034	1,915	1,885,377
5.25%, 07/01/2036	2,015	2,030,647
5.25%, 07/01/2041	1,370	1,361,124
Puerto Rico Electric Power Authority AGM Series 2007-V 5.25%, 07/01/2031	1,895	1,884,061
NATL Series 2007-V 5.25%, 07/01/2033	1,150	1,131,477
Puerto Rico Highway & Transportation Authority Series 2022-A 5.00%, 07/01/2062	2,240	2,203,600
Series 2022-B
Zero Coupon, 07/01/2032	390	250,575
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2000 6.625%, 06/01/2026(d) (e)	3,550	2,485,000
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018-A
Zero Coupon, 07/01/2029	1,595	1,245,893
Series 2019-A 4.329%, 07/01/2040	1,504	1,424,271

		27,701,965

South Carolina – 2.5%
Columbia Housing Authority/SC Series 2022 4.80%, 11/01/2024	500	485,502
5.26%, 11/01/2032	100	95,107
5.41%, 11/01/2039	1,240	1,153,965
6.28%, 11/01/2039	100	92,630
Greenville Housing Authority/SC Series 2023 6.16%, 05/01/2063(c)	3,000	2,883,954
South Carolina Jobs-Economic Development Authority (Bon Secours Mercy Health, Inc.) Series 2020 5.00%, 12/01/2046	2,855	2,943,842
South Carolina Jobs-Economic Development Authority (International Paper Co.) Series 2023 4.00%, 04/01/2033	1,000	997,799

	Principal Amount (000)	U.S. $ Value

South Carolina Jobs-Economic Development Authority (Last Step Recycling LLC) Series 2021 6.50%, 06/01/2051(c)	$1,450	$1,068,281
South Carolina Jobs-Economic Development Authority (Prisma Health Obligated Group) Series 2018-A 5.00%, 05/01/2048	1,000	999,604
South Carolina Jobs-Economic Development Authority (PSG Patriot’s Place Apartments LLC) Series 2022 Zero Coupon, 06/01/2052(g)	1,600	1,084,633
South Carolina Public Service Authority Series 2016-A 5.00%, 12/01/2036	4,750	4,828,195
Series 2016-B 5.00%, 12/01/2036	2,000	2,038,550
5.00%, 12/01/2046	4,525	4,539,003
5.00%, 12/01/2056	6,250	6,253,146
Series 2021-B 4.00%, 12/01/2038	1,500	1,460,633
Series 2022-A 4.00%, 12/01/2047	10,000	9,019,553
4.00%, 12/01/2052	5,000	4,410,022

		44,354,419

Tennessee – 1.9%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.00%, 12/01/2035(c)	2,785	2,562,683
5.125%, 12/01/2042(c)	1,325	1,170,186
Chattanooga Health Educational & Housing Facility Board (CommonSpirit Health) Series 2019-A 4.00%, 08/01/2037	345	329,202
4.00%, 08/01/2038	495	466,326
Knox County Industrial Development Board (Tompaul Knoxville LLC) Series 2022 9.25%, 11/01/2042(c)	1,000	992,078
9.50%, 11/01/2052(c)	1,000	991,181
Memphis-Shelby County Airport Authority Series 2020-B 5.00%, 07/01/2024	3,500	3,523,978
5.00%, 07/01/2025	2,250	2,287,404
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Vanderbilt University Medical Center Obligated Group) Series 2016 5.00%, 07/01/2035	4,325	4,451,053

	Principal Amount (000)	U.S. $ Value

Metropolitan Government Nashville & Davidson County Sports Authority (Metropolitan Government of Nashville & Davidson County TN) AGM Series 2023-A 5.25%, 07/01/2053	$4,000	$4,289,553
Metropolitan Nashville Airport Authority (The) Series 2022-B 5.50%, 07/01/2040	2,350	2,571,758
State of Tennessee Series 2023 5.00%, 05/01/2042	2,215	2,428,063
Tennergy Corp/TN (Goldman Sachs Group, Inc. (The)) Series 2022-A 5.50%, 10/01/2053	5,000	5,208,757
Wilson County Health & Educational Facilities Board Series 2021 4.00%, 12/01/2039	1,000	796,000
4.25%, 12/01/2024	1,000	948,384

		33,016,606

Texas – 7.0%
Abilene Convention Center Hotel Development Corp. (City of Abilene TX Abilene Convention Center Revenue) Series 2021-B 5.00%, 10/01/2050(c)	500	410,937
Arlington Higher Education Finance Corp. (Harmony Public Schools) Series 2016-A 5.00%, 02/15/2033	1,410	1,448,448
Arlington Higher Education Finance Corp. (Magellan School (The)) Series 2022 6.25%, 06/01/2052(c)	1,000	1,008,581
Bexar County Hospital District Series 2018 5.00%, 02/15/2048	9,000	9,177,052
Board of Regents of the University of Texas System Series 2019-B 5.00%, 08/15/2049	2,000	2,225,332
Central Texas Regional Mobility Authority Series 2016 5.00%, 01/01/2032	1,600	1,637,237
5.00%, 01/01/2033	1,300	1,329,526
5.00%, 01/01/2034	1,350	1,380,074
Central Texas Turnpike System Series 2015-C 5.00%, 08/15/2034	10,000	10,056,367
City of Houston TX (City of Houston TX Hotel Occupancy Tax) Series 2015 5.00%, 09/01/2031	2,500	2,525,192

	Principal Amount (000)	U.S. $ Value

City of Houston TX Airport System Revenue (United Airlines, Inc.) Series 2014 5.00%, 07/01/2029	$505	$504,034
Series 2015-B 5.00%, 07/15/2030	4,650	4,672,729
Series 2018 5.00%, 07/15/2028	1,300	1,315,209
City of San Antonio TX Electric & Gas Systems Revenue Series 2021-A 5.00%, 02/01/2046	1,500	1,574,952
County of Harris TX Series 2020-A 3.00%, 10/01/2045	1,600	1,225,083
Cypress-Fairbanks Independent School District Series 2023 5.00%, 02/15/2041	1,000	1,090,458
Dallas Fort Worth International Airport Series 2022-A 4.507%, 11/01/2051	1,000	895,493
Grand Parkway Transportation Corp. Series 2018-A 5.00%, 10/01/2035	7,860	8,374,890
5.00%, 10/01/2036	10,000	10,593,660
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System Obligated Group) Series 2022 4.91% (MUNIPSA + 0.85%), 07/01/2049(a)	1,000	998,973
Hidalgo County Regional Mobility Authority Series 2022-A Zero Coupon, 12/01/2050	2,000	427,668
Series 2022-B
Zero Coupon, 12/01/2042	2,000	659,930
Irving Hospital Authority (Baylor Medical Center at Irving) Series 2017-A 5.00%, 10/15/2044	1,785	1,753,626
Lamar Consolidated Independent School District Series 2023-A 5.00%, 02/15/2058	10,000	10,546,036
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(c)	4,500	4,388,880
New Hope Cultural Education Facilities Finance Corp. Series 2023 8.50%, 09/01/2027(f)	1,915	1,902,283
New Hope Cultural Education Facilities Finance Corp. (Army Retirement Residence Obligated Group) Series 2022 5.75%, 07/15/2052	1,000	914,833

	Principal Amount (000)	U.S. $ Value

New Hope Cultural Education Facilities Finance Corp. (BSPV - Plano LLC) Series 2019 7.25%, 12/01/2053(d) (e)	$1,000	$1,045,000
New Hope Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc. Obligated Group) Series 2021 2.00%, 11/15/2061(d) (e) (g)	3,994	1,574,462
7.50%, 11/15/2036(d) (e)	970	788,641
7.50%, 11/15/2037(d) (e)	150	114,076
New Hope Cultural Education Facilities Finance Corp. (Morningside Ministries Obligated Group) Series 2020 5.00%, 01/01/2055	425	332,180
Series 2022 5.00%, 01/01/2057	1,000	758,457
Newark Higher Education Finance Corp. (Abilene Christian University) Series 2022 4.00%, 04/01/2057	5,000	4,200,212
North East Texas Regional Mobility Authority Series 2016 5.00%, 01/01/2046	3,330	3,338,953
North Texas Tollway Authority (North Texas Tollway System) Series 2015-A 5.00%, 01/01/2034	10,585	10,723,005
5.00%, 01/01/2035	5,000	5,060,207
Series 2015-B 5.00%, 01/01/2034	1,700	1,722,092
Series 2016-A 5.00%, 01/01/2036	1,000	1,028,691
AGC Series 2008 Zero Coupon, 01/01/2036	7,200	4,327,949
Port Beaumont Navigation District (Jefferson Railport Terminal II LLC) Series 2021 1.875%, 01/01/2026(c)	850	776,042
Tarrant County Cultural Education Facilities Finance Corp. (Edgemere Retirement Senior Quality Lifestyles Corp.) Series 2015-A 5.00%, 11/15/2045(d) (e) (h) (i) (j)	3,188	0
Series 2015-B 5.00%, 11/15/2036(d) (e) (h) (i) (j)	1,558	0
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way) Series 2020-A 5.75%, 12/01/2054(d) (e) (h)	2,118	1,376,970

	Principal Amount (000)	U.S. $ Value

Texas State Public Finance Authority Charter School Finance Corp. (KIPP Texas, Inc.) Series 2014-A 5.00%, 08/15/2032	$1,385	$1,398,187
5.00%, 08/15/2034	1,945	1,961,720

		123,564,327

Utah – 0.5%
City of Salt Lake City UT Airport Revenue Series 2017-A 5.00%, 07/01/2047	3,265	3,291,054
Intermountain Power Agency Series 2023 5.00%, 07/01/2042	5,045	5,447,878

		8,738,932

Vermont – 0.1%
Vermont Educational & Health Buildings Financing Agency (St Michael’s College, Inc.) Series 2023 5.50%, 10/01/2043(c)	1,000	943,679

Virginia – 1.1%
Align Affordable Housing Bond Fund LP (Park Landing LP) Series 2022-2 5.66%, 08/01/2052	1,990	1,845,541
Arlington County Industrial Development Authority (Virginia Hospital Center Arlington Health System/VA) Series 2020 4.00%, 07/01/2038	515	501,356
4.00%, 07/01/2045	690	634,199
Cherry Hill Community Development Authority (Potomac Shores Project) Series 2015 5.40%, 03/01/2045(c)	1,410	1,411,783
Federal Home Loan Mortgage Corp. Multifamily VRD Certificates (FHLMC Multifamily VRD Certificates) 2.65%, 06/15/2036(c)	5,365	4,304,809
Virginia Small Business Financing Authority (95 Express Lanes LLC) Series 2022 4.00%, 01/01/2048	3,000	2,587,992
Virginia Small Business Financing Authority (National Senior Campuses, Inc. Obligated Group) Series 2020 5.00%, 01/01/2028	2,100	2,171,559
Virginia Small Business Financing Authority (Pure Salmon Virginia, LLC) Series 2022 3.50%, 11/01/2052	6,000	5,992,421

		19,449,660

	Principal Amount (000)	U.S. $ Value

Washington – 1.9%
Central Puget Sound Regional Transit Authority (Central Puget Sound Regional Transit Auth Sales Motor Vehicle & Rental Car Taxes) Series 2016-S 5.00%, 11/01/2046	$2,000	$2,206,087
Grays Harbor County Public Hospital District No. 2 Series 2018 5.00%, 12/15/2048	5,650	5,680,842
Port of Seattle WA Series 2019 4.00%, 04/01/2044	2,175	1,982,556
Series 2021 4.00%, 08/01/2041	2,000	1,868,024
Spokane County School District No. 81 Spokane Series 2012 3.00%, 12/01/2031	2,000	1,882,386
Washington Economic Development Finance Authority (Mura Cascade ELP LLC) Series 2022 3.90%, 12/01/2042(c)	10,000	9,981,407
Washington Health Care Facilities Authority (Fred Hutchinson Cancer Center Obligated Group) Series 2020 4.00%, 09/01/2045	455	407,849
5.00%, 09/01/2039	450	467,735
5.00%, 09/01/2040	700	726,407
5.00%, 09/01/2045	430	441,584
5.00%, 09/01/2050	500	512,387
Series 2021 3.00%, 12/01/2034(c)	425	377,499
4.00%, 12/01/2048(c)	1,740	1,538,862
5.00%, 12/01/2027(c)	440	460,193
5.00%, 12/01/2028(c)	305	322,677
5.00%, 12/01/2029(c)	170	181,526
5.00%, 12/01/2030(c)	265	284,875
5.00%, 12/01/2031(c)	265	285,686
5.00%, 12/01/2032(c)	225	242,324
5.00%, 12/01/2033(c)	245	263,641
Washington Higher Education Facilities Authority (Corp. of Gonzaga University(The)) Series 2023 4.00%, 04/01/2043	2,600	2,350,845
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2019-A 5.00%, 01/01/2044(c)	1,000	790,238
5.00%, 01/01/2055(c)	365	269,145

		33,524,775

	Principal Amount (000)	U.S. $ Value

West Virginia – 0.3%
Monongalia County Commission Excise Tax District Series 2022-A 6.25%, 06/01/2024	$465	$466,171
Tobacco Settlement Finance Authority/WV Series 2020 4.875%, 06/01/2049	1,975	1,797,605
West Virginia Economic Development Authority (Arch Resources, Inc.) Series 2021 4.125%, 07/01/2045	435	428,794
Series 2023 9.00%, 06/01/2038(c)	2,250	2,229,577

		4,922,147

Wisconsin – 3.9%
St. Croix Chippewa Indians of Wisconsin Series 2021 5.00%, 09/30/2041(c)	1,000	737,335
Wisconsin Center District (Wisconsin Center District Ded Tax) Series 2022 5.25%, 12/15/2061(c)	1,000	953,970
Wisconsin Department of Transportation (Wisconsin Department of Transportation Vehicle Fee Revenue) Series 2024-1 5.00%, 07/01/2029(b)	5,000	5,357,777
Wisconsin Health & Educational Facilities Authority (Advocate Aurora Health Obligated Group) Series 2023 5.00%, 08/15/2054	1,250	1,296,560
Wisconsin Health & Educational Facilities Authority (Gundersen Lutheran Obligated Group) Series 2021 4.00%, 10/15/2035	1,375	1,379,924
4.00%, 10/15/2036	2,600	2,577,112
Wisconsin Health & Educational Facilities Authority (St. Camillus Health System Obligated Group) Series 2019 5.00%, 11/01/2046	250	195,207
5.00%, 11/01/2054	215	160,109
Wisconsin Health & Educational Facilities Authority (Thedacare, Inc. Obligated Group) Series 2019 4.00%, 12/15/2035	305	299,862
4.00%, 12/15/2036	335	324,837
4.00%, 12/15/2037	320	301,108
4.00%, 12/15/2038	335	311,535
Wisconsin Housing & Economic Development Authority (Roers Sun Prairie Apartments Owner LLC) Series 2022 4.625%, 03/15/2040(c)	255	215,376
Series 2022-A 3.875%, 12/01/2039(c)	1,170	979,153

	Principal Amount (000)	U.S. $ Value

Wisconsin Public Finance Authority Series 2022 6.00%, 02/01/2062(c)	$1,700	$1,672,216
Wisconsin Public Finance Authority (ACTS Retirement-Life Communities, Inc. Obligated Group) Series 2020 5.00%, 11/15/2041	500	476,971
Wisconsin Public Finance Authority (Beyond Boone LLC) AGM Series 2019 5.00%, 07/01/2054	775	779,549
5.00%, 07/01/2058	750	754,402
Wisconsin Public Finance Authority (Blue Ridge Healthcare Obligated Group) Series 2020 5.00%, 01/01/2035	500	526,585
5.00%, 01/01/2036	500	522,723
5.00%, 01/01/2037	500	518,843
Wisconsin Public Finance Authority (Catholic Bishop of Chicago (The)) Series 2021 5.75%, 07/25/2041(f)	6,750	5,881,560
Wisconsin Public Finance Authority (Celanese US Holdings LLC) Series 2016-A 5.00%, 01/01/2024	3,395	3,402,250
Series 2016-B 5.00%, 12/01/2025	1,795	1,819,898
Wisconsin Public Finance Authority (CFC-SA LLC) Series 2022 5.00%, 02/01/2052	1,150	1,087,081
5.75%, 02/01/2052(c)	1,500	1,439,679
Wisconsin Public Finance Authority (CHF-Wilmington LLC) AGM Series 2018 5.00%, 07/01/2053	3,315	3,361,776
Wisconsin Public Finance Authority (FAH Tree House LLC) Series 2023 6.50%, 08/01/2053(c)	2,825	2,734,507
Wisconsin Public Finance Authority (Moses H Cone Memorial Hospital Obligated Group) Series 2022-A 5.00%, 10/01/2052	15,000	15,274,716
Wisconsin Public Finance Authority (North San Gabriel Municipal Utility District No. 1) Series 2023 Zero Coupon, 09/01/2029(c)	1,000	635,948
Wisconsin Public Finance Authority (Pine Lake Preparatory, Inc.) Series 2015 5.50%, 03/01/2045(c)	3,465	3,469,594

	Principal Amount (000)	U.S. $ Value

Wisconsin Public Finance Authority (Queens University of Charlotte) Series 2022 5.25%, 03/01/2042	$2,000	$1,974,397
Wisconsin Public Finance Authority (Roseman University of Health Sciences) Series 2015 5.875%, 04/01/2045	1,000	1,004,780
Wisconsin Public Finance Authority (Samaritan Housing Foundation Obligated Group) Series 2021 4.00%, 06/01/2056(c)	5,500	3,591,432
Series 2022 4.00%, 06/01/2049(c)	995	685,988
Wisconsin Public Finance Authority (Southeastern Regional Medical Center Obligated Group) Series 2022 5.00%, 02/01/2033	2,000	1,834,907

		68,539,667

Total Long-Term Municipal Bonds (cost $1,790,880,351)		1,689,124,335

Short-Term Municipal Notes – 2.0%
Colorado – 0.2%
Colorado Health Facilities Authority (Children’s Hospital Colorado Obligated Group) Series 2020 3.95%, 12/01/2052(k)	3,800	3,800,000

Florida – 0.2%
Halifax Hospital Medical Center (Halifax Hospital Medical Center Obligated Group) Series 2010 4.00%, 06/01/2048(k)	4,000	4,000,000

Illinois – 0.0%
Illinois Housing Development Authority (Steadfast Foxview LP) Series 2008 4.12%, 01/01/2041(k)	250	250,000

Iowa – 0.1%
Iowa Finance Authority (Iowa Health System Obligated Group) Series 2018 3.95%, 11/15/2041(k)	2,230	2,230,000

Maryland – 0.1%
Maryland Health & Higher Educational Facilities Authority Series 2014-A 3.97%, 04/01/2035(k)	1,800	1,800,000

Minnesota – 0.5%
City of Minneapolis MN (Fairview Health Services Obligated Group) Series 2018 3.95%, 11/15/2048(k)	8,045	8,045,000

	Principal Amount (000)	U.S. $ Value

Ohio – 0.2%
State of Ohio (University Hospitals Health System, Inc. Obligated Group) Series 2021 3.90%, 01/15/2051(k)	$2,300	$2,300,000

Oregon – 0.1%
Oregon State Facilities Authority (PeaceHealth Obligated Group) Series 2018-A 4.20%, 08/01/2034(k)	1,200	1,200,000

Vermont – 0.0%
Vermont Educational & Health Buildings Financing Agency (University of Vermont Health Network Obligated Group) Series 2008 4.12%, 12/01/2030(k)	450	450,000

Virginia – 0.4%
Roanoke Economic Development Authority (Carilion Clinic Obligated Group) Series 2020 4.05%, 07/01/2052(k)	7,400	7,400,000

Washington – 0.2%
Port of Tacoma WA Series 2019-B 4.10%, 12/01/2044(k)	1,250	1,250,000
Washington State Housing Finance Commission (Panorama/United States) Series 2008 4.05%, 04/01/2043(k)	2,575	2,575,000

		3,825,000

Total Short-Term Municipal Notes (cost $35,300,000)		35,300,000

Total Municipal Obligations (cost $1,826,180,351)		1,724,424,335

COMMERCIAL MORTGAGE-BACKED SECURITIES – 1.9%
Agency CMBS – 0.7%
California Housing Finance Agency Series 2019-2, Class A 4.00%, 03/20/2033	555	535,664
Series 2021-2, Class A 3.75%, 03/25/2035	4,882	4,688,487
Series 2021-2, Class X 0.84%, 03/25/2035(l)	2,444	122,515
Series 2021-3, Class A 3.25%, 08/20/2036	973	867,969
Series 2021-3, Class X 0.79%, 08/20/2036(l)	2,238	118,540

	Principal Amount (000)	U.S. $ Value

Federal Home Loan Mortgage Corp. Series 2021-ML10, Class ACA 2.046%, 06/25/2038	$975	$708,535
Series 2021-ML10, Class AUS 2.032%, 01/25/2038	1,269	917,207
Series 2021-ML12, Class AUS 2.34%, 07/25/2041(c)	1,968	1,468,750
Series 2022-ML13, Class XCA 0.96%, 07/25/2036(l)	1,571	88,001
Series 2022-ML13, Class XUS 1.00%, 09/25/2036(l)	2,667	184,924
Washington State Housing Finance Commission Series 2021-1, Class A 3.50%, 12/20/2035	2,287	2,070,709
Series 2021-1, Class X 0.726%, 12/20/2035(l)	1,934	89,467

		11,860,768

Non-Agency Fixed Rate CMBS – 1.2%
Arizona Industrial Development Authority Series 2019-2, Class A 3.625%, 05/20/2033	5,020	4,574,746
California Housing Finance Agency Series 2021-1, Class A 3.50%, 11/20/2035	964	886,375
National Finance Authority Series 2022-2, Class X 0.697%, 10/01/2036(l)	3,955	194,552
New Hampshire Business Finance Authority Series 2020-1, Class A 4.125%, 01/20/2034	5,033	4,847,128
Series 2022-1, Class A 4.375%, 09/20/2036	7,883	7,625,721
Series 2022-2, Class A 4.00%, 10/20/2036	3,955	3,706,715

		21,835,237

Total Commercial Mortgage-Backed Securities (cost $38,143,247)		33,696,005

ASSET-BACKED SECURITIES – 0.1%
Other ABS - Fixed Rate – 0.1%
Commonwealth of Massachusetts
Series 2022-B 4.11%, 07/15/2031 (cost $1,732,783)	1,733	1,685,852

	Shares

SHORT-TERM INVESTMENTS – 2.6%
Investment Companies – 2.6%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.28%(m) (n) (o) (cost $46,020,205)	46,020,205	46,020,205

U.S. $ Value

Total Investments – 101.9% (cost $1,912,076,586)(p)	$1,805,826,397
Other assets less liabilities – (1.9)%	(33,300,037)

Net Assets – 100.0%	$1,772,526,360

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at August 31, 2023	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
CDX-NAHY Series 40, 5 Year Index, 06/20/2028*	(5.00)%	Quarterly	4.26%	USD	8,000	$(307,166)	$(16,171)	$(290,995)

*	Termination date

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	11,290	01/15/2025	2.565%	CPI#	Maturity	$1,049,120	$—	$1,049,120
USD	5,645	01/15/2025	2.585%	CPI#	Maturity	520,013	—	520,013
USD	5,645	01/15/2025	2.613%	CPI#	Maturity	513,757	—	513,757
USD	3,730	01/15/2025	4.028%	CPI#	Maturity	122,248	—	122,248
USD	12,930	01/15/2026	CPI#	3.720%	Maturity	(404,073)	—	(404,073)
USD	17,700	01/15/2027	CPI#	3.466%	Maturity	(595,367)	(16,262)	(579,105)
USD	17,500	01/15/2027	CPI#	3.320%	Maturity	(745,734)	—	(745,734)
USD	14,020	01/15/2027	CPI#	3.323%	Maturity	(594,863)	—	(594,863)
USD	37,280	01/15/2028	1.230%	CPI#	Maturity	6,584,627	—	6,584,627
USD	30,890	01/15/2028	0.735%	CPI#	Maturity	6,553,425	—	6,553,425
USD	31,250	01/15/2029	CPI#	3.390%	Maturity	(696,254)	—	(696,254)
USD	20,860	01/15/2029	CPI#	3.735%	Maturity	130,623	—	130,623
USD	14,020	01/15/2029	CPI#	3.290%	Maturity	(426,620)	—	(426,620)
USD	10,715	01/15/2030	1.572%	CPI#	Maturity	1,804,162	—	1,804,162
USD	10,715	01/15/2030	1.587%	CPI#	Maturity	1,789,696	—	1,789,696
USD	10,500	01/15/2031	2.782%	CPI#	Maturity	690,991	—	690,991
USD	10,000	01/15/2031	2.680%	CPI#	Maturity	756,178	—	756,178
USD	8,450	01/15/2031	2.989%	CPI#	Maturity	385,994	—	385,994
USD	8,300	01/15/2032	CPI#	3.064%	Maturity	(274,266)	—	(274,266)
USD	8,280	04/15/2032	CPI#	2.909%	Maturity	(379,646)	—	(379,646)

						$16,784,011	$(16,262)	$16,800,273

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	59,100	01/15/2027	1 Day SOFR	3.427%	Annual	$(2,074,705)	$—	$(2,074,705)
USD	50,000	01/15/2027	1 Day SOFR	3.658%	Annual	(1,352,336)	—	(1,352,336)
USD	30,000	01/15/2027	1 Day SOFR	2.540%	Annual	(2,061,564)	—	(2,061,564)
USD	20,000	01/15/2027	1 Day SOFR	2.143%	Annual	(1,670,835)	—	(1,670,835)
USD	32,900	04/30/2030	1 Day SOFR	3.075%	Annual	(1,788,357)	—	(1,788,357)
USD	30,760	04/30/2030	1 Day SOFR	3.500%	Annual	(835,801)	—	(835,801)
USD	23,400	04/30/2030	1 Day SOFR	3.837%	Annual	(140,271)	—	(140,271)
USD	40,800	07/31/2030	1 Day SOFR	4.032%	Annual	344,376	—	344,376
USD	38,600	07/31/2030	1 Day SOFR	4.016%	Annual	268,245	—	268,245
USD	36,900	07/31/2030	1 Day SOFR	3.806%	Annual	(237,420)	—	(237,420)
USD	22,000	04/15/2032	3.120%	1 Day SOFR	Annual	1,316,077	—	1,316,077
USD	10,000	04/15/2032	3.063%	1 Day SOFR	Annual	641,311	—	641,311
USD	10,000	04/15/2032	3.066%	1 Day SOFR	Annual	639,022	—	639,022
USD	30,000	02/15/2033	3.252%	1 Day SOFR	Annual	1,568,236	—	1,568,236

						$(5,384,022)	$—	$(5,384,022)

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Citibank, NA	USD	15,000	08/26/2024	MMD 5 Year^	3.250%	Maturity	$(53,922)	$—	$(53,922)
Citibank, NA	USD	15,000	08/30/2024	MMD 5 Year^	3.200%	Maturity	(8,051)	—	(8,051)
Citibank, NA	USD	22,105	10/09/2029	1.125%	SIFMA*	Quarterly	2,447,092	—	2,447,092

							$2,385,119	$—	$2,385,119

^	Variable interest rate based on the Municipal Market Data AAA General Obligation Scale.
*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at August 31, 2023.
(b)	When-Issued or delayed delivery security.
(c)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At August 31, 2023, the aggregate market value of these securities amounted to $204,832,889 or 11.6% of net assets.

(d)	Defaulted.
(e)	Non-income producing security.
(f)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 1.46% of net assets as of August 31, 2023, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
ARC70 II TRUST Series 2023 4.84%, 04/01/2065	07/18/2023	$5,000,000	$4,867,190	0.27%
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2020 7.75%, 07/01/2050	06/09/2022	4,116,975	372,500	0.02%
Douglas County Housing Partnership (Bridgewater Castle Rock ALF LLC) Series 2021 5.375%, 01/01/2041	01/14/2021	2,465,258	1,830,378	0.10%
Mississippi Business Finance Corp. (Alden Group Renewable Energy Mississippi LLC) Series 2022 8.00%, 12/01/2029	12/13/2022	1,232,727	1,208,985	0.07%
New Hope Cultural Education Facilities Finance Corp. Series 2023 8.50%, 09/01/2027	02/03/2023	1,915,000	1,902,283	0.11%
University of Toledo Series 2023-B 4.61%, 06/01/2036	06/30/2023	10,000,000	9,949,450	0.56%
Wisconsin Public Finance Authority (Catholic Bishop of Chicago (The)) Series 2021 5.75%, 07/25/2041	08/03/2021	6,750,000	5,881,560	0.33%

(g)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at August 31, 2023.
(h)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Plymouth Educational Center Charter School Series 2005 5.375%, 11/01/2030	11/30/2005	$2,000,000	$1,220,000	0.07%
Tarrant County Cultural Education Facilities Finance Corp. (Edgemere Retirement Senior Quality Lifestyles Corp.) Series 2015-A 5.00%, 11/15/2045	05/07/2015	3,220,597	0	0.00%
Tarrant County Cultural Education Facilities Finance Corp. (Edgemere Retirement Senior Quality Lifestyles Corp.) Series 2015-B 5.00%, 11/15/2036	05/22/2015	1,573,877	0	0.00%
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way) Series 2020-A 5.75%, 12/01/2054	04/08/2010	2,094,247	1,376,970	0.08%

(i)	Fair valued by the Adviser.
(j)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(k)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(l)	IO - Interest Only.
(m)	The rate shown represents the 7-day yield as of period end.
(n)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(o)	Affiliated investments.
(p)

As of August 31, 2023, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $32,142,831 and gross unrealized depreciation of investments was $(124,882,645), resulting in net unrealized depreciation of $(92,739,814).

As of August 31, 2023, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 4.1% and 0.0%, respectively.

Glossary:

ABS – Asset-Backed Securities

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

CDX-NAHY – North American High Yield Credit Default Swap Index

CFD – Community Facilities District

CMBS – Commercial Mortgage-Backed Securities

COP – Certificate of Participation

ETM – Escrowed to Maturity

FHLMC – Federal Home Loan Mortgage Corporation

LIBOR – London Interbank Offered Rate

MUNIPSA – SIFMA Municipal Swap Index

MMD – Municipal Market Data

NATL – National Interstate Corporation

SOFR – Secured Overnight Financing Rate

UPMC – University of Pittsburgh Medical Center

XLCA – XL Capital Assurance Inc.

AB Municipal Income Fund, Inc.

AB National Portfolio

August 31, 2023 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of August 31, 2023:

Investments in Securities:	Level 1	Level 2	Level 3		Total
Assets:
Long-Term Municipal Bonds	$—	$1,689,124,335	$0	(a)	$1,689,124,335
Short-Term Municipal Notes	—	35,300,000	—		35,300,000
Commercial Mortgage-Backed Securities	—	33,696,005	—		33,696,005
Asset-Backed Securities	—	1,685,852	—		1,685,852
Short-Term Investments	46,020,205	—	—		46,020,205

Total Investments in Securities	46,020,205	1,759,806,192	0	(a)	1,805,826,397
Other Financial Instruments(b):
Assets:
Centrally Cleared Inflation (CPI) Swaps	—	20,900,834	—		20,900,834
Centrally Cleared Interest Rate Swaps	—	4,777,267	—		4,777,267
Interest Rate Swaps	—	2,447,092	—		2,447,092
Liabilities:
Centrally Cleared Credit Default Swaps	—	(307,166)	—		(307,166)
Centrally Cleared Inflation (CPI) Swaps	—	(4,116,823)	—		(4,116,823)
Centrally Cleared Interest Rate Swaps	—	(10,161,289)	—		(10,161,289)
Interest Rate Swaps	—	(61,973)	—		(61,973)

Total	$46,020,205	$1,773,284,134	$0	(a)	$1,819,304,339

(a)	The Portfolio held securities with zero market value at period end.
(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended August 31, 2023 is as follows:

Portfolio	Market Value 05/31/2023 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 08/31/2023 (000)	Dividend Income (000)
Government Money Market Portfolio	$28,136	$168,571	$150,687	$46,020	$228